Segment, Customer Concentration and Geographical Information - Revenues Generated by Each Business Unit (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Total revenues	$ 7,084	$ 6,478	$ 7,459	$ 7,214	$ 10,006	$ 9,586	$ 9,386	$ 10,529	$ 28,235	$ 39,507	$ 36,979
Cost of revenues									7,564	8,152	9,317
Gross profit	$ 5,343	$ 4,680	$ 5,547	$ 5,101	$ 8,002	$ 7,627	$ 7,315	$ 8,411	20,671	31,355	27,662
Wireless [Member]
Revenue from External Customer [Line Items]
Total revenues									23,086	33,553	31,276
Graphics [Member]
Revenue from External Customer [Line Items]
Total revenues									$ 5,149	$ 5,954	$ 5,703